Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
January 31, 2025
ISC-NPRT1-0425
1.813082.120
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 3.3%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Amotiv Ltd	3,180,629	21,169,582
Consumer Staples - 0.5%
Food Products - 0.5%
Inghams Group Ltd	12,709,168	25,292,459
Financials - 1.0%
Insurance - 1.0%
AUB Group Ltd	1,319,431	26,006,380
nib holdings Ltd/Australia	5,191,035	18,475,647
		44,482,027
Materials - 0.5%
Metals & Mining - 0.5%
Imdex Ltd	15,235,985	24,719,500
Real Estate - 0.8%
Real Estate Management & Development - 0.5%
Servcorp Ltd (a)	7,066,585	22,343,595
Specialized REITs - 0.3%
National Storage REIT unit	10,281,996	14,211,211
TOTAL REAL ESTATE		36,554,806

TOTAL AUSTRALIA		152,218,374
AUSTRIA - 2.3%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Eurotelesites AG (b)	2,504,800	14,109,744
Telekom Austria AG	3,160,400	26,392,722
		40,502,466
Industrials - 0.4%
Construction & Engineering - 0.4%
Strabag SE (c)	336,597	16,481,565
Materials - 1.0%
Construction Materials - 0.6%
Wienerberger AG	946,000	27,733,811
Containers & Packaging - 0.4%
Mayr Melnhof Karton AG	249,700	20,101,409
TOTAL MATERIALS		47,835,220

TOTAL AUSTRIA		104,819,251
BELGIUM - 1.0%
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fagron	1,854,100	36,776,237
Information Technology - 0.2%
IT Services - 0.2%
Econocom Group SA/NV	4,581,895	8,593,890
TOTAL BELGIUM		45,370,127
BRAZIL - 1.2%
Consumer Discretionary - 0.5%
Diversified Consumer Services - 0.5%
Afya Ltd Class A (b)	1,560,200	25,197,230
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Atacadao SA	11,486,200	12,166,148
Health Care - 0.4%
Pharmaceuticals - 0.4%
Hypera SA	5,722,400	17,899,483
TOTAL BRAZIL		55,262,861
CANADA - 4.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Multiple Voting Shares	612,800	13,606,534
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 0.8%
North West Co Inc/The	1,104,900	35,305,711
Food Products - 0.8%
Lassonde Industries Inc Class A	310,699	38,924,224
TOTAL CONSUMER STAPLES		74,229,935

Energy - 0.5%
Energy Equipment & Services - 0.2%
Total Energy Services Inc	962,500	7,404,101
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp	707,400	15,745,959
TOTAL ENERGY		23,150,060

Financials - 0.3%
Financial Services - 0.3%
ECN Capital Corp	5,364,300	11,626,618
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Richelieu Hardware Ltd	298,200	8,428,841
Information Technology - 0.5%
Software - 0.5%
Open Text Corp	755,296	22,222,078
Materials - 0.5%
Containers & Packaging - 0.5%
CCL Industries Inc Class B	443,900	22,049,156
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Genesis Land Development Corp (a)	4,888,699	11,234,909
TOTAL CANADA		186,548,131
CHINA - 3.7%
Consumer Discretionary - 0.5%
Automobile Components - 0.3%
Weifu High-Technology Group Co Ltd B Shares	8,579,471	14,414,381
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (d)	22,158,900	8,389,322
TOTAL CONSUMER DISCRETIONARY		22,803,703

Financials - 0.4%
Financial Services - 0.4%
Far East Horizon Ltd	28,280,000	20,796,519
Health Care - 0.7%
Health Care Providers & Services - 0.4%
Sinopharm Group Co Ltd H Shares	7,144,800	18,843,368
Pharmaceuticals - 0.3%
Consun Pharmaceutical Group Ltd	12,399,000	12,523,278
TOTAL HEALTH CARE		31,366,646

Industrials - 1.6%
Machinery - 0.9%
Impro Precision Industries Ltd/China (d)(e)	28,423,300	7,769,816
Precision Tsugami China Corp Ltd (d)	10,774,453	16,510,347
Yangzijiang Shipbuildling (Holdings) Ltd	8,000,000	17,915,831
		42,195,994
Transportation Infrastructure - 0.7%
Qingdao Port International Co Ltd H Shares (d)(e)	40,373,000	31,295,694
TOTAL INDUSTRIALS		73,491,688

Materials - 0.5%
Containers & Packaging - 0.5%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	5,606,766	21,558,621
TOTAL CHINA		170,017,177
DENMARK - 0.9%
Financials - 0.9%
Banks - 0.9%
Spar Nord Bank A/S	1,398,975	40,452,477
FINLAND - 1.1%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Tokmanni Group Corp (c)	1,195,500	17,325,757
Materials - 0.8%
Containers & Packaging - 0.8%
Huhtamaki Oyj	963,100	35,648,600
TOTAL FINLAND		52,974,357
FRANCE - 2.7%
Communication Services - 0.5%
Media - 0.5%
IPSOS SA	441,200	20,971,854
Energy - 0.7%
Energy Equipment & Services - 0.7%
Vallourec SACA (b)	1,594,400	30,417,622
Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	405,055	4,739,902
Industrials - 0.6%
Trading Companies & Distributors - 0.6%
Thermador Groupe	404,966	29,701,899
Real Estate - 0.8%
Industrial REITs - 0.5%
ARGAN SA	337,200	22,247,998
Residential REITs - 0.3%
Altarea SCA (b)	157,557	16,475,723
TOTAL REAL ESTATE		38,723,721

TOTAL FRANCE		124,554,998
GERMANY - 2.7%
Financials - 0.5%
Insurance - 0.5%
Talanx AG	266,467	22,695,138
Industrials - 2.2%
Aerospace & Defense - 1.1%
Rheinmetall AG	65,725	51,505,526
Commercial Services & Supplies - 0.2%
Takkt AG	979,628	8,302,894
Machinery - 0.9%
JOST Werke SE (d)(e)	437,020	21,081,452
Norma Group SE	623,692	10,727,559
Stabilus SE	372,000	12,329,914
		44,138,925
TOTAL INDUSTRIALS		103,947,345

TOTAL GERMANY		126,642,483
GREECE - 1.7%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
OPAP SA	1,109,300	19,057,046
Industrials - 1.3%
Industrial Conglomerates - 0.9%
Metlen Energy & Metals SA	1,101,416	39,717,088
Transportation Infrastructure - 0.4%
Athens International Airport SA	2,498,200	22,210,292
TOTAL INDUSTRIALS		61,927,380

TOTAL GREECE		80,984,426
HONG KONG - 2.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.4%
HKT Trust & HKT Ltd unit	16,166,000	19,875,805
Media - 0.4%
Pico Far East Holdings Ltd	61,300,071	16,599,693
TOTAL COMMUNICATION SERVICES		36,475,498

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Magnificent Hotel Investment Ltd (b)	316,412,000	3,045,585
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (d)(e)	22,648,500	17,643,501
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
ASMPT Ltd	3,033,900	27,664,446
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (b)(f)	436,800	1
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Sino Land Co Ltd	13,064,375	12,524,658
TOTAL HONG KONG		97,353,689
HUNGARY - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Richter Gedeon Nyrt	1,497,000	38,743,822
INDIA - 1.6%
Financials - 1.1%
Banks - 0.3%
IndusInd Bank Ltd	1,084,400	12,375,505
Consumer Finance - 0.8%
Shriram Finance Ltd	6,080,260	38,063,705
TOTAL FINANCIALS		50,439,210

Real Estate - 0.5%
Office REITs - 0.5%
Embassy Office Parks REIT	5,935,400	25,346,260
TOTAL INDIA		75,785,470
INDONESIA - 0.8%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Selamat Sempurna Tbk PT	197,940,200	21,432,731
Financials - 0.3%
Banks - 0.3%
Bank Syariah Indonesia Tbk PT (b)	85,000,000	15,207,791
TOTAL INDONESIA		36,640,522
IRELAND - 1.6%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Dalata Hotel Group PLC	5,341,409	26,237,476
Industrials - 0.7%
Machinery - 0.1%
Mincon Group Plc (a)	13,529,844	6,175,778
Trading Companies & Distributors - 0.6%
AerCap Holdings NV	285,172	27,262,444
TOTAL INDUSTRIALS		33,438,222

Real Estate - 0.3%
Residential REITs - 0.3%
Irish Residential Properties Reit PLC	16,285,700	15,796,624
TOTAL IRELAND		75,472,322
ITALY - 3.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Pirelli & C SpA (d)(e)	2,750,000	16,614,998
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
MARR SpA	985,827	10,308,785
Financials - 1.4%
Capital Markets - 0.7%
Banca Generali SpA	613,989	30,853,964
Financial Services - 0.7%
Banca Mediolanum SpA	1,000,000	13,506,948
BFF Bank SpA (d)(e)	2,405,056	20,683,592
		34,190,540
TOTAL FINANCIALS		65,044,504

Health Care - 0.7%
Pharmaceuticals - 0.7%
Recordati Industria Chimica e Farmaceutica SpA	571,211	34,813,740
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Sesa SpA	253,400	17,980,798
TOTAL ITALY		144,762,825
JAPAN - 21.4%
Communication Services - 0.6%
Entertainment - 0.6%
Capcom Co Ltd	1,205,900	27,533,335
Consumer Discretionary - 2.9%
Automobiles - 0.5%
Isuzu Motors Ltd	1,833,300	24,647,592
Broadline Retail - 0.4%
ASKUL Corp	1,658,900	18,185,539
Distributors - 1.1%
Central Automotive Products Ltd	624,100	18,482,049
PALTAC Corp	1,122,300	31,361,067
		49,843,116
Leisure Products - 0.4%
Roland Corp	791,400	20,153,243
Specialty Retail - 0.5%
ARCLANDS CORP (c)	2,194,589	24,305,158
TOTAL CONSUMER DISCRETIONARY		137,134,648

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.9%
Nishimoto Co Ltd (c)	1,308,200	16,151,435
Tsuruha Holdings Inc	402,400	24,628,077
		40,779,512
Food Products - 0.4%
S Foods Inc	1,137,623	18,387,157
TOTAL CONSUMER STAPLES		59,166,669

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
San-Ai Obbli Co Ltd	2,034,900	23,577,380
Financials - 1.0%
Banks - 1.0%
Hokuhoku Financial Group Inc	1,769,400	24,066,701
Kyoto Financial Group Inc	1,371,900	20,630,971
		44,697,672
Health Care - 1.1%
Health Care Providers & Services - 1.1%
As One Corp	1,259,100	20,582,886
Ship Healthcare Holdings Inc	2,109,800	28,794,686
		49,377,572
Industrials - 7.4%
Commercial Services & Supplies - 0.3%
Prestige International Inc	3,604,500	16,264,413
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	535,300	25,504,349
Machinery - 1.4%
Ebara Corp	2,203,600	36,298,023
Kawasaki Heavy Industries Ltd	600,000	27,100,495
		63,398,518
Professional Services - 3.4%
BayCurrent Inc	1,084,700	46,253,709
Funai Soken Holdings Inc	1,484,900	23,038,702
MEITEC Group Holdings Inc	1,123,100	21,807,626
Persol Holdings Co Ltd	13,000,500	19,806,701
TechnoPro Holdings Inc	1,453,300	29,008,697
TKC Corp	632,000	15,514,351
		155,429,786
Trading Companies & Distributors - 1.1%
Inaba Denki Sangyo Co Ltd	1,432,300	34,114,514
Mitani Corp	1,302,442	16,439,239
		50,553,753
Transportation Infrastructure - 0.7%
Kamigumi Co Ltd	1,567,600	34,152,581
TOTAL INDUSTRIALS		345,303,400

Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 1.5%
Amano Corp	746,850	19,535,826
Dexerials Corp	1,901,600	24,780,515
Maruwa Co Ltd/Aichi	105,300	25,781,750
		70,098,091
IT Services - 1.4%
Dentsu Soken Inc	400,000	15,819,660
NSD Co Ltd	1,421,900	30,021,908
TIS Inc	955,200	21,120,702
		66,962,270
Semiconductors & Semiconductor Equipment - 1.1%
Renesas Electronics Corp	2,940,200	39,382,451
SUMCO Corp (c)	1,626,200	12,006,255
		51,388,706
Software - 0.3%
Justsystems Corp	606,900	13,121,065
WingArc1st Inc	3,200	70,645
		13,191,710
TOTAL INFORMATION TECHNOLOGY		201,640,777

Materials - 1.6%
Chemicals - 1.6%
Kuraray Co Ltd	2,684,600	39,302,776
NOF Corp (c)	2,488,200	33,104,014
		72,406,790
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Starts Corp Inc	287,300	7,136,827
Utilities - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co Inc/The	2,332,500	25,733,964
TOTAL JAPAN		993,709,034
KOREA (SOUTH) - 1.0%
Industrials - 0.6%
Electrical Equipment - 0.6%
Vitzrocell Co Ltd (a)	1,609,341	27,357,283
Materials - 0.4%
Chemicals - 0.4%
Soulbrain Co Ltd	161,800	18,562,422
TOTAL KOREA (SOUTH)		45,919,705
MEXICO - 3.2%
Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 0.7%
Grupo Comercial Chedraui SA de CV (c)	5,952,400	34,306,299
Food Products - 0.9%
Gruma SAB de CV Series B	2,261,300	39,190,265
TOTAL CONSUMER STAPLES		73,496,564

Financials - 1.1%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	11,260,182	17,328,790
Insurance - 0.7%
Qualitas Controladora SAB de CV	4,041,435	33,613,615
TOTAL FINANCIALS		50,942,405

Health Care - 0.5%
Pharmaceuticals - 0.5%
Genomma Lab Internacional SAB de CV	17,240,361	23,486,893
TOTAL MEXICO		147,925,862
NETHERLANDS - 1.3%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Acomo NV	915,999	17,237,669
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	283,041	14,005,995
Industrials - 0.6%
Professional Services - 0.6%
Arcadis NV	475,950	27,279,717
TOTAL NETHERLANDS		58,523,381
NORWAY - 1.8%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Europris ASA (d)(e)	5,267,900	38,606,227
Financials - 0.8%
Banks - 0.8%
SpareBank 1 SMN	2,308,400	37,220,087
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA	2,186,000	6,856,176
TOTAL NORWAY		82,682,490
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Intercorp Financial Services Inc (United States) (d)	683,100	20,342,718
PHILIPPINES - 1.4%
Consumer Staples - 1.0%
Food Products - 1.0%
Century Pacific Food Inc	69,526,800	43,606,358
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Robinsons Land Corp	91,729,000	19,712,303
TOTAL PHILIPPINES		63,318,661
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)(c)	1,358,941	8,398,255
ROMANIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Banca Transilvania SA	6,387,994	36,561,428
SINGAPORE - 1.6%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Hour Glass Ltd/The	15,272,380	17,520,083
Industrials - 0.6%
Construction & Engineering - 0.2%
Boustead Singapore Ltd	15,826,266	11,746,821
Professional Services - 0.4%
HRnetgroup Ltd (d)	34,654,100	17,459,169
TOTAL INDUSTRIALS		29,205,990

Real Estate - 0.6%
Industrial REITs - 0.6%
Mapletree Industrial Trust	16,650,531	25,669,757
TOTAL SINGAPORE		72,395,830
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Pepkor Holdings Ltd (c)(d)(e)	22,117,500	30,483,083
SPAIN - 3.1%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
CIE Automotive SA	997,300	26,692,655
Consumer Staples - 0.4%
Food Products - 0.4%
Viscofan SA (b)	331,632	21,020,541
Financials - 0.7%
Insurance - 0.7%
Grupo Catalana Occidente SA	857,122	34,233,367
Industrials - 1.4%
Air Freight & Logistics - 1.1%
Logista Integral SA	1,620,600	49,057,721
Commercial Services & Supplies - 0.3%
Prosegur Comp Securidad SA (c)	8,217,481	15,395,815
TOTAL INDUSTRIALS		64,453,536

TOTAL SPAIN		146,400,099
SWEDEN - 1.9%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Haypp Group AB (b)	1,232,700	7,382,103
Industrials - 0.7%
Machinery - 0.3%
Beijer Alma AB B Shares	1,050,000	16,704,846
Trading Companies & Distributors - 0.4%
Alligo AB B Shares	1,372,997	17,559,027
TOTAL INDUSTRIALS		34,263,873

Materials - 1.0%
Chemicals - 0.4%
Hexpol AB B Shares	2,197,800	20,594,836
Metals & Mining - 0.6%
Granges AB	2,249,076	27,383,724
TOTAL MATERIALS		47,978,560

TOTAL SWEDEN		89,624,536
SWITZERLAND - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Anhui Heli Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 12/8/2025 (b)	8,014,256	19,480,134
TAIWAN - 3.3%
Communication Services - 0.8%
Entertainment - 0.8%
International Games System Co Ltd	1,337,000	37,935,187
Industrials - 0.6%
Professional Services - 0.3%
Sporton International Inc	2,313,977	14,138,319
Trading Companies & Distributors - 0.3%
Lumax International Corp Ltd	4,537,292	14,738,038
TOTAL INDUSTRIALS		28,876,357

Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Test Research Co Ltd	7,960,000	29,839,318
Tripod Technology Corp	5,125,000	29,850,615
Yageo Corp	1,185,149	19,101,949
		78,791,882
Materials - 0.2%
Chemicals - 0.2%
Yung Chi Paint & Varnish Manufacturing Co Ltd	3,312,000	7,543,402
TOTAL TAIWAN		153,146,828
THAILAND - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Star Petroleum Refining PCL	82,343,000	12,844,642
UNITED KINGDOM - 14.9%
Communication Services - 0.7%
Media - 0.7%
Informa PLC	3,127,133	33,593,206
Consumer Discretionary - 1.3%
Broadline Retail - 0.5%
B&M European Value Retail SA	5,239,500	21,055,014
Hotels, Restaurants & Leisure - 0.4%
On the Beach Group PLC (d)(e)	5,158,836	16,470,835
Household Durables - 0.3%
Vistry Group PLC (b)	1,963,198	14,568,503
Specialty Retail - 0.1%
Pets at Home Group Plc	3,274,300	9,175,158
TOTAL CONSUMER DISCRETIONARY		61,269,510

Consumer Staples - 2.5%
Food Products - 2.5%
Cranswick PLC	508,900	31,801,650
Premier Foods PLC	22,932,500	53,399,065
Tate & Lyle PLC	3,640,843	29,681,399
		114,882,114
Energy - 1.1%
Energy Equipment & Services - 0.8%
John Wood Group PLC (b)(c)	11,829,800	10,626,798
Subsea 7 SA	1,501,200	24,841,613
		35,468,411
Oil, Gas & Consumable Fuels - 0.3%
Harbour Energy PLC	5,251,894	15,296,273
TOTAL ENERGY		50,764,684

Financials - 3.1%
Banks - 0.0%
Close Brothers Group PLC (b)	594,476	2,354,268
Capital Markets - 1.1%
Intermediate Capital Group PLC	875,000	25,712,426
Rathbones Group PLC	1,142,700	24,567,897
		50,280,323
Insurance - 2.0%
Direct Line Insurance Group PLC	6,560,900	21,785,155
Hiscox Ltd	2,803,648	37,995,339
Lancashire Holdings Ltd	2,103,500	16,926,762
Sabre Insurance Group PLC (d)(e)	9,855,200	16,178,568
		92,885,824
TOTAL FINANCIALS		145,520,415

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (d)(e)	7,765,700	23,782,868
Industrials - 4.2%
Commercial Services & Supplies - 0.8%
Mears Group PLC (a)	8,376,014	36,764,386
Industrial Conglomerates - 0.7%
DCC PLC	491,100	34,099,234
Machinery - 0.7%
Bodycote PLC	2,311,471	18,428,334
Luxfer Holdings PLC	1,101,659	15,588,475
		34,016,809
Passenger Airlines - 0.5%
JET2 PLC	1,231,000	23,367,912
Trading Companies & Distributors - 1.5%
Ashtead Technology Holdings plc (a)(c)	6,435,800	44,606,795
RS GROUP PLC	2,670,653	21,540,284
		66,147,079
TOTAL INDUSTRIALS		194,395,420

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Grainger PLC	7,896,166	20,853,672
LSL Property Services PLC	4,362,035	15,900,952
Savills PLC	2,398,800	31,765,227
		68,519,851
TOTAL UNITED KINGDOM		692,728,068
UNITED STATES - 3.4%
Consumer Discretionary - 0.5%
Diversified Consumer Services - 0.5%
Adtalem Global Education Inc (b)	232,400	24,897,012
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Antero Resources Corp (b)	1,076,800	40,186,176
Core Natural Resources Inc	160,000	14,454,400
		54,640,576
Materials - 1.7%
Construction Materials - 1.3%
GCC SAB de CV	1,468,100	13,642,377
RHI Magnesita NV	1,056,191	46,162,386
		59,804,763
Containers & Packaging - 0.4%
Smurfit WestRock PLC	353,100	18,746,079
TOTAL MATERIALS		78,550,842

TOTAL UNITED STATES		158,088,430
TOTAL COMMON STOCKS (Cost $4,020,740,496)		4,441,176,496

International Equity Funds - 1.0%
	Shares	Value ($)
Vanguard FTSE All-World ex-US Small-Cap ETF (Cost $48,470,000)	400,000	46,044,000

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	52,993,230	53,003,828
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	37,472,641	37,476,389
TOTAL MONEY MARKET FUNDS (Cost $90,480,217)			90,480,217

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $4,159,690,713)	4,577,700,713
NET OTHER ASSETS (LIABILITIES) - 1.5%	71,407,416
NET ASSETS - 100.0%	4,649,108,129

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $303,312,190 or 6.5% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,610,634 or 5.2% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,365,948	164,620,557	194,982,677	981,117	-	-	53,003,828	52,993,230	0.1%
Fidelity Securities Lending Cash Central Fund	48,249	186,387,883	148,959,743	38,997	-	-	37,476,389	37,472,641	0.2%
Total	83,414,197	351,008,440	343,942,420	1,020,114	-	-	90,480,217	90,465,871

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Ashtead Technology Holdings plc	45,808,505	-	-	-	-	(1,201,711)	44,606,794	6,435,800
Genesis Land Development Corp	14,606,233	-	-	296,507	-	(3,371,324)	11,234,909	4,888,699
Mears Group PLC	36,775,536	-	-	-	-	(11,150)	36,764,386	8,376,014
Mincon Group Plc	6,475,519	-	-	177,457	-	(299,741)	6,175,778	13,529,844
Servcorp Ltd	23,181,584	-	-	77,822	-	(837,989)	22,343,595	7,066,585
Vitzrocell Co Ltd	21,869,198	-	-	-	-	5,488,085	27,357,283	1,609,341
Total	148,716,575	-	-	551,786	-	(233,830)	148,482,745	41,906,283

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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